SHARE BASED COMPENSATION - Key assumptions (Details)	12 Months Ended
Jun. 30, 2022 USD ($) $ / shares
Key assumptions to determine the fair value of the options at the grant date
Expected volatility, minimum	0.50%
Expected volatility, maximum	0.533%
Risk-free interest rate, minimum	2.50%
Risk-free interest rate, maximum	2.80%
Expected dividend yield	0.00%
Exercise multiple, minimum	$ 2.2
Exercise multiple, maximum	$ 2.8
Unrecognized compensation expense | $	$ 2,742,563
Unrecognized compensation expense expected to be recognized over a weighted average period	2 years 1 month 6 days